Bank Premises and Equipment	12 Months Ended
Dec. 31, 2021
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2021 and 2020 were as follows:

	Estimated
	useful lives				2021	2020

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$573,276	$577,656
Furniture, equipment and vehicles	1	-	20	years	302,847	311,313
Land					113,118	117,848
Less: accumulated depreciation					(542,159)	(526,939)
Bank premises and equipment, net					$447,082	$479,878